Equity Based Compensation - Schedule of Profits Interest awards (Details) - Profits Interest awards [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Summary of Profits Interest awards, Activity [Line Items]
Number of Shares, Unvested awards outstanding at January 1, 2022 | shares	2,015,943
Number of Shares, Granted | shares	8,174,016
Number of Shares, Vested | shares	(1,734,245)
Number of Shares, Forfeited | shares	(85,919)
Number of Shares, Unvested awards outstanding at December 31, 2022 | shares	8,369,795
Weighted Average Grant Date Fair Value, Unvested awards outstanding at January 1, 2022 | $ / shares	$ 0.44
Weighted Average Grant Date Fair Value, Granted | $ / shares	7.43
Weighted Average Grant Date Fair Value, Vested | $ / shares	1.01
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	7.36
Weighted Average Grant Date Fair Value, Unvested awards outstanding at December 31, 2022 | $ / shares	$ 7.08